Cash in attorney trust accounts	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Cash in attorney trust accounts

Note 2. Cash in attorney trust accounts

At December 31, 2019 and 2018, the Company has $0 and $11,834 held in attorney trust accounts. The accounts do not bear interest and the Company may withdraw funds any time at its discretion.